Schedule of Interest Rate Risk (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Finance lease liabilities, current	$ 66,150	$ 67,372
Finance lease liabilities, non-current	48,345	114,495
Bank and other borrowings, current	4,761,434	3,818,453
Bank and other borrowings, non-current	4,761,434	3,818,453
Fixed Rate Borrowings [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Finance lease liabilities, current	66,150	67,372
Finance lease liabilities, non-current	48,345	114,495
Bank and other borrowings, current	1,053,317
Floating Rate Borrowings [Member]
Risks Inherent in Servicing Assets and Servicing Liabilities [Line Items]
Bank and other borrowings, current	3,708,117	3,818,453
Bank and other borrowings, non-current	$ 2,865,484	$ 3,033,780